Dividends	12 Months Ended
Jun. 30, 2021
Text block [abstract]
Dividends
18    Dividends

	Year ended 30 June 2021		Year ended 30 June 2020		Year ended 30 June 2019
	Per share	Total	Per share	Total	Per share	Total
	US cents	US$M	US cents	US$M	US cents	US$M
Dividends paid during the period (1)
Prior year final dividend	55	2,779	78	3,946	63	3,356
Interim dividend	101	5,115	65	3,288	55	2,788
Special dividend	–	–	–	–	102	5,158

	156	7,894	143	7,234	220	11,302

(1)	5.5 per cent dividend on 50,000 preference shares of £1 each determined and paid annually (2020: 5.5 per cent; 2019: 5.5 per cent).
Dividends paid during the period differs from the amount of dividends paid in the Cash Flow Statement as a result of foreign exchange gains and losses relating to the timing of equity distributions between the record date and the payment date. Additional derivative proceeds of US$8 million were received as part of the funding of the interim dividend and is disclosed in (Settlements)/proceeds of cash management related instruments in the Cash Flow Statement.
The Dual Listed Company merger terms require that ordinary shareholders of BHP Group Limited and BHP Group Plc are paid equal cash dividends on a per share basis. Each American Depositary Share (ADS) represents two ordinary shares of BHP Group Limited or BHP Group Plc. Dividends determined on each ADS represent twice the dividend determined on BHP Group Limited or BHP Group Plc ordinary shares.
Dividends are determined after
period-end
and announced with the results for the period. Interim dividends are determined in February and paid in March. Final dividends are determined in August and paid in September. Dividends determined are not recorded as a liability at the end of the period to which they relate. Subsequent to year-end,
on 17 August 2021, BHP Group Limited and BHP Group Plc determined a final dividend of 200 US cents per share (US$10,114 million), which will be paid on 21 September 2021 (30 June 2020: final dividend of 55 US cents per share – US$2,782 million; 30 June 2019: final dividend of 78 US cents per share – US$3,944 million).
BHP Group Limited dividends for all periods presented are, or will be, fully franked based on a tax rate of 30 per cent.

	2021	2020	2019
	US$M	US$M	US$M
Franking credits as at 30 June	14,302	10,980	8,681
Franking credits arising from the payment of current tax	1,799	471	1,194

Total franking credits available (1)	16,101	11,451	9,875

(1)	The payment of the final 2021 dividend determined after 30 June 2021 will reduce the franking account balance by US$2,525 million.